CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Sales - devices and disposables	$ 5	$ 0	$ 81	$ 102
Cost of goods sold	1	0	61	(41)
Gross profit	4	0	20	143
Operating Expenses:
Research and development	21	16	69	143
Sales and marketing	40	36	141	139
General and administrative	386	771	2,172	913
Total Operating Expenses	447	823	2,382	1,195
Loss From Operations	(443)	(823)	(2,362)	(1,052)
Other Income (expenses):
Interest expense	(101)	(141)	(1,150)	(1,056)
Change In Fair Value Of Derivative Liability	(6)	(88)	(91)	(25)
Gain from extinguishment of debt	41	87	578	(296)
Change in fair value of warrants	0	448	448	1,879
Other expenses	2	0
Other Income			507	271
Total other income (expense)	(64)	306	292	773
Loss Before Income Taxes	(507)	(517)	(2,070)	(279)
Provision for income taxes	0	0	0	0
Net Loss	(507)	(517)	(2,070)	(279)
Preferred stock dividends	(548)	(55)	(361)	(122)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,055)	$ (572)	$ (2,431)	$ (401)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
Basic	$ (0.05)	$ (0.04)	$ (0.18)	$ (0.04)
Diluted	$ (0.05)	$ (0.04)	$ (0.18)	$ (0.04)
Weighted Average Shares Outstanding
Weighted Average Shares Outstanding Basic	20,683	13,172	13,377	10,767
Weighted Average Shares Outstanding Diluted	20,683	13,172	13,377	10,767